Capital stock - Narrative (Details) - Capital stock	12 Months Ended
Sep. 30, 2023 vote
Preferred shares
Disclosure of classes of share capital [line items]
Number of votes per share	1
Class A subordinate voting shares
Disclosure of classes of share capital [line items]
Number of votes per share	1
Class B multiple voting shares
Disclosure of classes of share capital [line items]
Number of votes per share	10